Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments to suppliers	$ 274,628	$ 1,168,922
Deposits	137,583	72,716
Tax prepayment	65,561	72,886
Other receivables	5,504	4,928
Subtotal	483,276	1,319,452
Allowance for doubtful accounts		(73,196)
Total prepaid expenses and other current assets, net	$ 483,276	$ 1,246,256